Business Segments - Segment Information (Detail) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reporting segments | segment									2
Total operating revenue	$ 1,983	$ 1,823	$ 1,623	$ 1,464	$ 1,691	$ 1,870	$ 1,849	$ 2,020	$ 6,893	$ 7,430	$ 14,025
Gross margin									1,432	1,449	2,197
Operating and maintenance expense									(670)	(732)	(773)
Depreciation and amortization expense									(378)	(377)	(348)
General and administrative expense									(292)	(281)	(277)
Asset impairments									0	912	18
Other (income) and expense, net									65	(10)	(7)
Earnings from unconsolidated affiliates									282	184	82
Interest expense, net									(321)	(320)	(287)
Gain on sale of assets, net		35							35	42	(7)
Restructuring Charges		(13)							(13)	(11)	0
Income tax (expense) benefit									(46)	102	(11)
Net income (loss)	(39)	89	(21)	65	(382)	24	(491)	(17)	94	(866)	551
Net income attributable to non-controlling interests	(5)	0	(1)	0	(4)	(1)	0	0	(6)	(5)	(4)
Net income (loss) attributable to partners	$ (44)	$ 89	$ (22)	$ 65	$ (386)	$ 23	$ (491)	$ (17)	88	(871)	547
Non-cash derivative mark-to-market									(139)	46	43
Non-cash lower of cost or market adjustments									3	8	24
Capital expenditures									144	811	1,384
Investments in unconsolidated affiliates, net									53	64	161
Operating Segments | Gathering and Processing
Segment Reporting Information [Line Items]
Total operating revenue									4,490	4,910	9,873
Gross margin									1,227	1,213	1,971
Operating and maintenance expense									(611)	(668)	(725)
Depreciation and amortization expense									(344)	(343)	(315)
General and administrative expense									(14)	(22)	(27)
Asset impairments										876	18
Other (income) and expense, net									73	(1)	(5)
Earnings from unconsolidated affiliates									73	54	5
Interest expense, net									0	0	0
Gain on sale of assets, net									19	42	(7)
Restructuring Charges									0	0
Income tax (expense) benefit									0	0	0
Net income (loss)									423	(601)	879
Net income attributable to non-controlling interests									(6)	(5)	(4)
Net income (loss) attributable to partners									417	(606)	875
Non-cash derivative mark-to-market									(119)	47	39
Non-cash lower of cost or market adjustments									0	0	0
Capital expenditures									107	729	1,272
Investments in unconsolidated affiliates, net									1	15	75
Operating Segments | Logistics and Marketing
Segment Reporting Information [Line Items]
Total operating revenue									6,186	6,487	12,649
Gross margin									205	236	226
Operating and maintenance expense									(43)	(49)	(44)
Depreciation and amortization expense									(15)	(16)	(17)
General and administrative expense									(9)	(11)	(14)
Asset impairments										9	0
Other (income) and expense, net									(5)	(8)	0
Earnings from unconsolidated affiliates									209	130	77
Interest expense, net									0	0	0
Gain on sale of assets, net									16	0	0
Restructuring Charges									0	0
Income tax (expense) benefit									0	0	0
Net income (loss)									358	273	228
Net income attributable to non-controlling interests									0	0	0
Net income (loss) attributable to partners									358	273	228
Non-cash derivative mark-to-market									(20)	(1)	4
Non-cash lower of cost or market adjustments									3	8	24
Capital expenditures									10	52	62
Investments in unconsolidated affiliates, net									52	49	86
Other
Segment Reporting Information [Line Items]
Total operating revenue									0	0	0
Gross margin									0	0	0
Operating and maintenance expense									(16)	(15)	(4)
Depreciation and amortization expense									(19)	(18)	(16)
General and administrative expense									(269)	(248)	(236)
Asset impairments										27	0
Other (income) and expense, net									(3)	(1)	(2)
Earnings from unconsolidated affiliates									0	0	0
Interest expense, net									(321)	(320)	(287)
Gain on sale of assets, net									0	0	0
Restructuring Charges									(13)	(11)
Income tax (expense) benefit									(46)	102	(11)
Net income (loss)									(687)	(538)	(556)
Net income attributable to non-controlling interests									0	0	0
Net income (loss) attributable to partners									(687)	(538)	(556)
Non-cash derivative mark-to-market									0	0	0
Non-cash lower of cost or market adjustments									0	0	0
Capital expenditures									27	30	50
Investments in unconsolidated affiliates, net									0	0	0
Eliminations
Segment Reporting Information [Line Items]
Total operating revenue									(3,783)	(3,967)	(8,497)
Gross margin									0	0	0
Operating and maintenance expense									0	0	0
Depreciation and amortization expense									0	0	0
General and administrative expense									0	0	0
Asset impairments										0	0
Other (income) and expense, net									0	0	0
Earnings from unconsolidated affiliates									0	0	0
Interest expense, net									0	0	0
Gain on sale of assets, net									0	0	0
Restructuring Charges									0	0
Income tax (expense) benefit									0	0	0
Net income (loss)									0	0	0
Net income attributable to non-controlling interests									0	0	0
Net income (loss) attributable to partners									0	0	0
Non-cash derivative mark-to-market									0	0	0
Non-cash lower of cost or market adjustments									0	0	0
Capital expenditures									0	0	0
Investments in unconsolidated affiliates, net									$ 0	$ 0	$ 0